Related Parties - Schedule of Balances with Related Parties (Details) - Related Parties [Member] - ILS (₪) ₪ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Trade payables		₪ 152	₪ 140
Other current liabilities - salaries and related expenses related parties	[1]	₪ 125

[1]	See also Notes 10 and 12A above.